Restructuring And Impairment Charges (Liability Activity Of Contract Terminations Related To Closure Of Facilities) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year			¥ 37
Additional costs incurred
Cash disbursements			¥ (37)